Note 13 - Commitments, Contingencies and Guarantees (Details) £ in Millions	12 Months Ended
	Jan. 31, 2016 USD ($) shares	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2016 GBP (£) shares	Jan. 31, 2015 GBP (£)	Dec. 05, 2014 USD ($)
Note 13 - Commitments, Contingencies and Guarantees (Details) [Line Items]
Operating Leases, Rent Expense	$ 4,400,000	$ 5,200,000	$ 4,800,000
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 1,000,000
Number of Unvested Deferred Share Units (in Shares) | shares	0			0
Accounts Payable and Accrued Liabilities [Member]
Note 13 - Commitments, Contingencies and Guarantees (Details) [Line Items]
Capital Lease Obligations	$ 200,000
E-Customs [Member]
Note 13 - Commitments, Contingencies and Guarantees (Details) [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	1,200,000			£ 0.8
Business Combination, Contingent Consideration, Liability	0
Pentant Limited (Pentant) [Member]
Note 13 - Commitments, Contingencies and Guarantees (Details) [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 400,000			£ 0.3
Business Combination, Contingent Consideration, Liability	$ 0					$ 400,000